Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	false
Document Transition Report	true
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	333-256665
Entity Registrant Name	MOXIAN (BVI) INC
Entity Central Index Key	0001864055
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 1202
Entity Address, Address Line Two	Block B, Jiahui Center,
Entity Address, Address Line Three	6 Jiqing Li, Chaoyangmenwai Street
Entity Address, City or Town	Chaoyang District,
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
Trading Symbol	MOXC
Security Exchange Name	NASDAQ
Title of 12(g) Security	Ordinary shares, par value $0.001 per share
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	19,554,677
ICFR Auditor Attestation Flag	true
Auditor Firm ID	2769
Auditor Name	Centurion ZD CPA & Co.
Auditor Location	Hong Kong
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 1202
Entity Address, Address Line Two	Block B, Jiahui Center
Entity Address, Address Line Three	6 Jiqing Li, Chaoyangmenwai Street
Entity Address, City or Town	Chaoyang District
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
City Area Code	+852
Local Phone Number	9855 6575
Contact Personnel Name	Wanhong Tan, Chief Financial Officer
Contact Personnel Email Address	Tan.WanHong@moxiangroup.com